1
Comstock Capital Value Fund
Schedule of Investments — July 31, 2022 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 78.1%
Aerospace and Defense  — 2.1%
2,000 Aerojet Rocketdyne Holdings Inc.† ............ $ 87,380
Automotive: Parts and Accessories  — 4.4%
4,000 Meritor Inc.† ............................................ 145,680
2,000 Tenneco Inc., Cl. A† .................................. 37,740
183,420
Broadcasting  — 3.7%
1,000 Liberty Media Corp.- Liberty Braves, Cl. C† 27,670
1,000 Liberty Media Corp.- Liberty SiriusXM,
Cl. C† ................................................... 39,820
4,000 TEGNA Inc. .............................................. 83,760
151,250
Business Services  — 4.2%
3,500 Nielsen Holdings plc ................................. 83,825
2,500 PFSweb Inc.† ........................................... 27,275
1,500 Resolute Forest Products Inc.† ................. 30,420
1,000 USA Truck Inc.† ....................................... 31,180
172,700
Computer Software and Services  — 16.7%
1,600 Activision Blizzard Inc. .............................. 127,920
250 Black Knight Inc.† .................................... 16,420
1,000 Citrix Systems Inc. ................................... 101,410
1,000 Convey Health Solutions Holdings Inc.† .... 10,450
6,000 Mandiant Inc.† ......................................... 136,680
1,500 Sailpoint Technologies Holdings Inc.† ....... 95,655
500 Tufin Software Technologies Ltd.† ............. 6,185
2,000 Twitter Inc.† ............................................. 83,220
1,500 Zendesk Inc.† ........................................... 113,130
691,070
Consumer Services  — 0.5%
500 Terminix Global Holdings Inc.† ................. 22,350
Electronics  — 6.8%
3,000 NeoPhotonics Corp.† ................................ 47,970
2,500 Plantronics Inc.† ...................................... 99,475
500 Rogers Corp.† .......................................... 134,625
282,070
Energy and Utilities  — 2.8%
500 PNM Resources Inc. ................................. 24,135
2,500 Shell Midstream Partners LP .................... 40,125
1,500 South Jersey Industries Inc. ..................... 51,420
115,680
Financial Services  — 11.6%
250 Alleghany Corp.† ...................................... 209,370
5,000 First Horizon Corp. ................................... 111,800
10,000 MoneyGram International Inc.† ................. 101,600
1,500 Pershing Square Tontine Holdings Ltd.,
Escrow† ............................................... 150
1,000 Randolph Bancorp Inc. ............................. 26,540
Shares
Market
Value
3,000 Waverley Capital Acquisition Corp. 1,
Cl. A† ................................................... $ 29,160
478,620
Health Care  — 13.8%
2,000 1Life Healthcare Inc.† ............................... 33,880
1,000 Biohaven Pharmaceutical Holding Co.
Ltd.† .................................................... 146,020
2,300 Change Healthcare Inc.† ........................... 55,821
2,000 Covetrus Inc.† .......................................... 41,540
5,000 Epizyme Inc.† ........................................... 7,400
1,000 F-star Therapeutics Inc.† .......................... 6,450
1,000 Hanger Inc.† ............................................ 18,570
1,000 La Jolla Pharmaceutical Co.† .................... 6,210
750 LHC Group Inc.† ...................................... 122,295
1,000 Meridian Bioscience Inc.† ......................... 31,660
1,000 Radius Health Inc.† .................................. 10,080
1,250 Turning Point Therapeutics Inc.† ............... 93,725
573,651
Machinery  — 0.9%
8,000 Intevac Inc.† ............................................ 38,560
Real Estate  — 3.8%
2,000 American Campus Communities Inc., REIT 130,640
1,000 Bluerock Residential Growth REIT Inc. ...... 26,270
156,910
Semiconductors  — 2.9%
2,500 Tower Semiconductor Ltd.† ...................... 119,650
Specialty Chemicals  — 1.9%
2,500 GCP Applied Technologies Inc.† ................ 78,750
Telecommunications  — 2.0%
2,500 Switch Inc., Cl. A ...................................... 84,525
TOTAL COMMON STOCKS .................. 3,236,586
PREFERRED STOCKS  — 0.6%
Consumer Services  — 0.6%
500 Qurate Retail Inc., 8.000%, 03/15/31 ........ 26,450
WARRANTS  — 0.0%
Financial Services  — 0.0%
1,000 Waverley Capital Acquisition Corp. 1,
expire 04/30/27† ................................... 250

Comstock Capital Value Fund
Schedule of Investments (Continued) — July 31, 2022 (Unaudited)
Principal
Amount
Market
Value
U.S. GOVERNMENT OBLIGATIONS  — 21.3%
$ 886,000 U.S. Treasury Bills,
0.994% to 2.413%††,
08/11/22 to 10/20/22 ............................ $ 883,533
TOTAL INVESTMENTS — 100.0%
(Cost $4,154,521) ................................. $ 4,146,819
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
REIT Real Estate Investment Trust